Transactions with associates companies (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Transactions with associates companies [Line Items]
Royalty income	$ 20,385	$ 20,739	$ 24,339
Purchases of goods, related party transactions	44	27	21
Revenue from rendering of services	24,001	29,697	28,782
Interest income on loans and receivables	92	1,685	4,164
Dividends paid to non-controlling shareholders	5,560	6,036	7,400
Energy transmission [Member]
Disclosure Of Transactions with associates companies [Line Items]
Revenue from rendering of services	393	559	0
Engineering service [Member]
Disclosure Of Transactions with associates companies [Line Items]
Revenue from rendering of services	348	1,119	1,001
Operation and maintenance [Member]
Disclosure Of Transactions with associates companies [Line Items]
Revenue from rendering of services	290	593	1,247
Administrative and Management services [Member]
Disclosure Of Transactions with associates companies [Line Items]
Revenue from rendering of services	214	149	200
Constructions services [Member]
Disclosure Of Transactions with associates companies [Line Items]
Revenue from rendering of services	0	1,332	1,152
Minera Yanacocha S.R.L. [Member]
Disclosure Of Transactions with associates companies [Line Items]
Dividends received and collected	0	0	130,950
Compania Minera Coimolache S.A. [Member]
Disclosure Of Transactions with associates companies [Line Items]
Dividends received and collected	7,623	9,823	11,390
Interest income on loans and receivables	0	0	3
Sociedad Minera Cerro Verde S.A.A. [Member]
Disclosure Of Transactions with associates companies [Line Items]
Dividends received and collected	39,169	0	0
Interest income on loans and receivables	0	1,685	4,161
Transportadora Callao SA [Member]
Disclosure Of Transactions with associates companies [Line Items]
Interest income on loans and receivables	92	0	0
Newmont Peru Limited [Member]
Disclosure Of Transactions with associates companies [Line Items]
Dividends paid to non-controlling shareholders	$ 5,560	$ 6,036	$ 7,400